SUPPLEMENT DATED AUGUST 29, 2013

FIRST INVESTORS STRATEGIC INCOME FUND PROSPECTUS
DATED APRIL 3, 2013

1. Under the heading “What share classes are offered by the Fund?” on page 24, the following introductory paragraph is added:

Not all classes of shares of the Fund may be available in all jurisdictions.

2. Under the heading “What share classes are offered by the Fund?” on page 24, the last sentence in the paragraph related to “Advisor Class shares” is deleted and replaced with the following:

Advisor Class shares are not currently offered for sale.

* * * * *
Please retain this Supplement for future reference.

SIFP0813

SUPPLEMENT DATED AUGUST 29, 2013

FIRST INVESTORS STRATEGIC INCOME FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 3, 2013

1.	Under the heading “History and Classification of the Fund” on page I-3, the last two sentences of the first paragraph are deleted and replaced with the following:

The Fund has designated two classes of shares: Class A and Advisor Class shares.  Advisor class shares are not currently offered for sale.

* * * * *

Please retain this Supplement for future reference.

SIFSAI0813